FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
Schedule of financial assets

	December 31, 2017	December 31, 2016
Trade and other receivables (Note 9)	28,017	29,805
Accounts receivable, related parties (Note 22)	11,360	8,094
Cash and Cash equivalents (Note 5)	30,586	18,470
Other financial assets:
Financial assets at fair value through profit or loss:
Assets in Sistema-Capital trust management	9,600	3,721

Total financial assets at fair value through profit or loss	9,600	3,721

Financial assets at fair value through OCI:
Notes	57	65
Cross-currency swap designated as cash flow hedge	8,403	13,632

Total financial assets at fair value through OCI	8,460	13,697

Loans and receivables:
Bank deposits	27,836	30,906
Loans and receivables	5,415	8,221
Notes	8,480	804
Other	1,810	1,504

Total loans and receivables	43,541	41,435

Total other financial assets	61,601	58,853

Total financial assets	131,564	115,222
Total current financial assets	(120,719)	(61,333)

Total non-current financial assets	10,845	53,889

Schedule of financial liabilities

	December 31, 2017	December 31, 2016
Trade and other payables	47,314	41,473
Accounts payable, related parties (Note 22)	1,102	1,014
Financial liabilities at amortised cost:
Loans and borrowings:
Notes	108,776	78,186
Bank and other loans	182,937	195,088
Finance lease obligations	11,857	11,046

Total loans and borrowings	303,570	284,320
Guarantee payment received	996	2,907

Total financial liabilities at amortized cost	304,566	287,227

Other financial liabilities at fair value:
Financial liabilities at fair value through profit or loss:
Deliverable currency forward not designated as hedge	—	142
Liabilities under option agreements (Note 28)	2,424	2,243
Interest rate swaps designated as cash flow hedges	390	—

Total financial liabilities at fair value through profit or loss	2,814	2,385

Financial liabilities at fair value through OCI:
Interest rate swaps designated as cash flow hedges	—	531
Cross-currency swap designated as cash flow hedge	274	—

Total financial liabilities at fair value through OCI	274	531

Total other financial liabilities at fair value	3,088	2,916

Total financial liabilities	356,070	332,630
Total current financial liabilities	(115,926)	(92,743)

Total non-current financial liabilities	240,144	239,887

Schedule of fair value of financial instruments

	Level of inputs	December 31, 2017	December 31, 2016
Assets
Sistema International Funding S.A. Bonds due in 2019 (related party) (Note 6, 22)	Level 1	57	65
Derivative instruments	Level 2	8,403	13,632
Cross-currency interest rate swap		8,403	13,632
Assets in Sistema-Capital trust management (related party) (Note 6, 22)	Level 2	9,600	3,721
Liabilities
Derivative instruments	Level 2	(664)	(673)
Interest rate swap		(390)	(531)
Cross-currency interest rate swap		(274)	—
Deliverable currency forward		—	(142)
Liabilities under option agreements	Level 3	(2,424)	(2,243)
Contingent consideration	Level 3	(180)	(3)

Schedule of significant quantitative inputs used to measure the fair value of the liability under put option agreement

Unobservable inputs	December 31, 2017	December 31, 2016
Post-tax discount rate	13%	13%
Revenue growth rate	0.0 - (0.5)% (av. –0.2%)	(0.9) - (2.9)% (av. –1.8%)
OIBDA margin	40.2 - 41.2% (av. 40.7%)	42.0 - 45.0% (av. 43.5%)

Unobservable inputs	December 31, 2017
Discount rate	10%
Revenue, average amount per year	632
EBITDA margin, average rate	13,0%
Net debt, average amount per year	(129)

Schedule of borrowings, gross of debt issuance costs, where carrying value does not approximate fair value

		December 31, 2017		December 31, 2016
	Level of inputs	Fair value	Carrying value	Fair value	Carrying value
Notes (Note 15)	Level 1	(112,531)	(109,000)	(81,462)	(78,381)
Bank and other loans (Note 15)	Level 3	(183,543)	(183,787)	(199,131)	(196,382)

		(296,074)	(292,787)	(280,593)	(274,763)